Note 15 - Licensing and Research Funding Agreements (Details Textual) - USD ($) $ in Thousands				3 Months Ended				12 Months Ended
	May 09, 2024	Apr. 02, 2024	Jan. 12, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 17, 2022	Sep. 30, 2020	Mar. 18, 2020
Stock Issued During Period, Value, New Issues				$ 0	$ 0	$ 10,794		$ 10,794	$ 0
Term Sheet With Lee [Member]
Proceeds for Payments to Develop Product										$ 1,000
Financing of Product, Percent of Financing That Must be Repaid to Discontinue Revenue Sharing													125.00%
Financing of Product, Percent of Revenue Shared With Financer													50.00%
Term Sheet With Lee [Member] | Other Liabilities [Member]
Contractual Obligation, Total									$ 3,800
A&R License Agreement With Lee [Member]
Proceeds for Payments to Develop Product							$ 1,000
Maximum Amount May be Received for Potential Milestone Payments											$ 78,900
License Agreement with Lee’s Pharmaceutical (HK) Ltd. [Member]
Maximum Amount May be Received for Potential Milestone Payments			$ 3,100
Maximum Amount May be Received for Sales Milestone Payments			$ 135,250
Royalties to be Received, Period After First Commercial Sale (Year)			10 years
Royalty Rate Reduction Percentage			50.00%
Momentum Research Inc. [Member]
Payments For Performance of Collaborative Agreement	$ 1,200
Accounts Payable, Interest-Bearing, Interest Rate	18.00%
Momentum Research Inc. [Member] | Istaroxine Revenue [Member]
Percentage of Revenue, Pay to Counter Party	2.00%
Lee’s Pharmaceutical Holdings Limited [Member] | AEROSURF Funding Term Sheet [Member]
Nonrefundable Payments, Maximum Financing to Be Received Under Special Circumstances												$ 2,800
Asset Purchase Agreement With Varian Biopharmaceuticals, Inc. [Member]
Asset Purchase Agreement, Contingent Consideration		$ 2,300
Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		5,500
Stock Issued During Period, Value, New Issues		$ 7,000